TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of component of profit before income tax expenses

For the Years Ended
December 31,
2025
RMB
PRC	2,214,170
Others	(596,084)
1,618,086

Schedule of component of enterprise income tax expenses of the group

	For the Years Ended December 31,
	2023	2024
	RMB	RMB
Current income tax expense	299,533	654,380
Deferred income tax benefit	(95,772)	(126,873)
Income tax expense	203,761	527,507

For the Year Ended
December 31,
2025
RMB
Current income tax expense
- PRC	560,956
- Others	20,396
Deferred income tax benefit
- PRC	(52,791)
- Others	(96,820)
Income tax expense	431,741

Schedule of income tax reconciliation

	For the Years Ended December 31,
	2023	2024
	%	%
PRC statutory income tax rate	25.00	25.00
Effect of tax rate differential in other jurisdictions	—	0.47
Tax effect of preferential tax treatments	(6.80)	(9.55)
Tax effect of permanent differences	2.05	0.16
Changes in valuation allowance	—	1.26
Effective income tax rate	20.25	17.34

	For the Year Ended December 31, 2025
	Amount	Percent
	RMB	%
PRC statutory income tax rate	404,521	25.00
Tax effect of PRC preferential tax treatments	(293,247)	(18.12)
Tax effect of permanent differences
Share-based compensation expenses	161,128	9.96
Others	18,999	1.17
Changes in valuation allowance	53,803	3.33
Foreign tax effects
the U.S.
Effect of tax rate differential in other jurisdictions	(13,129)	(0.81)
Non-deductible expenses	7,308	0.45
Changes in valuation allowance	71,520	4.42
Singapore
Effect of tax rate differential in other jurisdictions	25,131	1.55
Non-deductible expenses	20,122	1.24
Changes in valuation allowance	(24,008)	(1.48)
Other tax jurisdictions	(407)	(0.03)
Effective income tax rate	431,741	26.68

Schedule of significant components of deferred taxes

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Contract liabilities	43,794	46,691
Net operating tax losses carried forward	126,368	353,148
Accrued expenses	15,968	18,166
Advertising expenses in excess of deduction limit	102,621	125,605
Expected credit loss	1,548	2,291
Lease liabilities	127,026	272,614
Others	—	5,567
Subtotal	417,325	824,082
Less: valuation allowance	(38,201)	(142,520)
Less: deferred tax liabilities in relation to property and equipment-(accelerated depreciation)	—	(5,957)
Less: deferred tax liabilities in relation to right-of-use asset	(125,914)	(272,784)
Total deferred tax assets, net	253,210	402,821

Schedule of movement of valuation allowance for deferred tax assets

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Balance at the beginning of the year	—	—	38,201
Increase during the year	—	38,201	104,319
Balance at the end of the year	—	38,201	142,520

Schedule of net operating tax losses carried forward

RMB
Loss expiring for the year ending December 31, 2026	5,582
Loss expiring for the year ending December 31, 2027	6,986
Loss expiring for the year ending December 31, 2028	46,884
Loss expiring for the year ending December 31, 2029	276,462
Loss expiring for the year ending December 31, 2030	472,413
Thereafter	662,970
Subtotal	1,471,297